SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended
	Nov. 10, 2021	Oct. 06, 2021	Apr. 06, 2021	Feb. 28, 2021	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2019
Restricted common shares granted to consultant as bonus for services rendered					1,500,000
Stimulus offerings benefit received				$ 680,500	$ 722,200
Forgiveness of the original stimulus				$ 722,200		$ 722,200
Restricted common shares granted to consultant as bonus for services rendered, value			$ 44,100
Preferred Stock , authorized						1,000,000,000	100,000,000	100,000,000
Preferred stock par value							$ 0.001	$ 0.001
Mr. Littman
Shares issued							7,500,000
Investor [Member]
Principal amount									$ 600,000
Subsequent Event | Series E Convertible Preferred Stock [Member]
Redemption rights description	The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series D Preferred Stock at between 115% and 140%.
Preferred shares features description	(i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series D Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred sha,ll be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, C and D Preferred Stock receiving full liquidation under the terms of such series
Preferred stock designated shares	10,000,000
Preferred Stock , authorized	100,000,000
Preferred stock par value	$ 0.001
First Fire Global Opportunities Fund LLC [Member] | Securities Purchase Agreements [Member] | Subsequent Event
Convertible promissory notes		$ 2,174,000
Interest rate		10.00%
Percentages of original issue discount		8.00%
Conversion price description		There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Investors principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Investor at the lower of $.025 or 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion
Common stock shares reserved		250,000,000
Purchase shares of common stock warrant		165,000,000
Description of warrant		Warrants were issued to exercise up to 165,000,000 warrants to purchase 165,000,000 common shares at 110% of the opening price on the first day the Company trades on the Nasdaq exchange
Auctus SPA [Member] | October 13, 2021 [Member]
Purchase shares of common stock warrant						15,000,000
Payment term description						the Company would pay $763,231.97
Warrant exercised						15,000,000
Sale of common stock shares						2,000,000
Accrued principal and interest						$ 1,756,000
Derivative liability						6,500,000
Pinnacle Towers LLC [Member]
Costs and attorney fees						386,030
Accounts payable						$ 600,000
Mr Ogren | August 2021 [Member]
Payment term description						Mr. Ogren and the Company have agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022.
Other expense						$ 334,908
Consultant [Member]
Restricted common shares granted to consultant as bonus for services rendered					1,500,000
Expense					$ 44,100